Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 306,019,000	$ 117,967,000
Short term investments (note 5)	0	7,889,000
Accounts receivable and accrued interest receivable	368,000	217,000
Prepaid expenses and deposits	8,750,000	6,775,000
Current assets	315,137,000	132,848,000
Clinical trial contract deposits	209,000	358,000
Property and equipment (note 6)	93,000	41,000
Acquired intellectual property and other intangible assets (note 7)	11,244,000	12,616,000
Assets	326,683,000	145,863,000
Current liabilities
Accounts payable and accrued liabilities (note 8)	11,177,000	7,071,000
Deferred revenue (note 10)	118,000	118,000
Contingent consideration (note 11)	0	72,000
Current liabilities	11,295,000	7,261,000
Deferred revenue (note 10)	206,000	324,000
Contingent consideration (note 11)	5,113,000	3,956,000
Royalty obligation (note 12)	7,200,000	0
Derivative warrant liabilities (note 13)	29,353,000	21,747,000
Liabilities	53,167,000	33,288,000
Shareholders’ Equity
Common shares (note 14)	790,472,000	504,650,000
Contributed surplus	23,655,000	24,690,000
Accumulated other comprehensive loss	(805,000)	(805,000)
Deficit	(539,806,000)	(415,960,000)
Equity	273,516,000	112,575,000
Equity and liabilities	326,683,000	145,863,000
Commitments and contingencies (note 20)